REVERSE TAKEOVER AND PRIVATE PLACEMENT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 02, 2019	Dec. 31, 2020
Fair value of subordinate voting shares issued		$ 1,513,000
Private Placements [Member]
Subscription price per share		$ 11.60
Subscription receipts	$ 3,436
Gross proceeds	$ 40,000,000